Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended		0 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Dec. 31, 2012 Subsequent events	Dec. 17, 2012 Subsequent events
Subsequent events
Special cash dividend declared per common share (in dollars per share)				$ 2.00
Accelerate quarterly dividend declared per common share (in dollars per share)	$ 0.29	$ 0.11		$ 0.075
Aggregate amount of the dividend			$ 56.1
Rights per common share outstanding				$ 1
Minimum percentage of common shares acquired on terms not approved by the Board of Directors that leads to substantial dilution				15.00%